CONVERTIBLE DEBENTURES - Liability Component of Convertible Debentures (Details)	4 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 CAD ($)
CREDIT FACILITY
Liability component			$ 46,982,345
Accretion			1,489,471
Conversions into common shares			(13,247,404)
Revaluation			525,245
Balance, September 30, 2025		$ 35,749,657	35,749,657
First Private Placement
CREDIT FACILITY
Liability component			18,134,195
Accretion			1,364,184
Balance, September 30, 2025		19,498,379	19,498,379
Second Private Placement
CREDIT FACILITY
Liability component			1,648,150
Accretion			125,287
Balance, September 30, 2025		1,773,437	1,773,437
ATW Financing
CREDIT FACILITY
Initial Tranche, May 1, 2025	$ 20,000,000	27,200,000
Liability component			27,200,000
Conversions into common shares	(9,600,000)	(13,247,404)	(13,247,404)
Revaluation		525,245	525,245
Balance, September 30, 2025	$ 10,400,000	$ 14,477,841	$ 14,477,841